Contingencies	12 Months Ended
Oct. 31, 2011
Contingencies [Abstract]
Contingencies

(17) Contingencies

Applied Optical Systems, Inc. ("AOS"), a wholly owned subsidiary of the Company since October 31, 2009, has been the defendant in a patent infringement lawsuit brought by Amphenol Fiber Systems International ("AFSI") in November of 2006 in the U.S. District Court for the Eastern District of Texas, Marshall Division, styled Fiber Systems International, Inc. v. Applied Optical Systems, Inc., Civil Action No. 2:06-cv-473.

In the lawsuit, AFSI alleged that certain AOS fiber optic connector designs infringed on AFSI's TFOCA-II® connector design under U.S. Patent No. 6,305,849. AOS asserted various counterclaims against AFSI for fraud, negligent misrepresentation, unfair competition, inequitable conduct and antitrust violations.

The U.S. District Court ruled in 2009 that two AOS fiber optic connector designs that were at issue in the suit did not infringe on the AFSI patent as a matter of law. A jury then determined that another of the AOS fiber optic connector designs that was the subject of the suit did not infringe on the AFSI patent. In August 2010, the U.S. District court entered a final judgment in favor of AOS on the patent infringement claims; and in favor of AFSI on AOS's counterclaims and the validity of AFSI's patent. After rulings on various post-trial motions, both AFSI and AOS filed notices of appeal.

While the case was on appeal, OCC and AOS executed a confidential settlement agreement with AFSI and Amphenol Corporation (AFSI's parent company) on November 21, 2011. Pursuant to the terms of the confidential settlement agreement, no cash payments were made by any party. Both the Company and AFSI agreed that AOS's connector designs did not infringe on AFSI's patent. As a part of the settlement, both AFSI and AOS have dismissed their appeals.

From time to time, the Company is involved in other various claims, legal actions and regulatory reviews arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company's financial position, results of operations or liquidity.